DIRECTORS LOAN (Details) - CAD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
DIRECTORS LOAN
Opening balance	$ 784,947	$ 784,947	$ 648,005
Amortization of transaction costs	113,458	$ 99,143	136,942
Closing balance	$ 898,405		$ 784,947